CONTINGENT LIABILITIES AND COMMITMENTS (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 02, 2013	Mar. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Royalty payments				$ 635	$ 103
Revenues from sale or license				17,718	176	$ 118
Other income from settlement agreement					7,537	0
Profit (loss) from discontinued operation				2,889	4,608	(7,616)
Revaluation of contingent consideration for the purchase of shares				1,690	758	351
Contingent consideration for the purchase of shares			$ 4,853	4,853	6,330	14,381
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs				$ 950
Percentage of royalties to pay for future revenues from sales of products				1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products				10 to 15 years
One-time lump-sum amount				$ 1,500
Aggregate revenues				100,000
Royalty payments				$ 732	$ 72	$ 48
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products				10% - 20%
Teva [Member]
Disclosure of contingent liabilities [line items]
Settlement amount paid by Teva		$ 4,000
Reduced rate of payments		15.00%
Reduced aggregate amount		$ 10,200
Collaboration agreements amount related to Polyheal		$ 10,200
Other income from settlement agreement			7,537
Profit (loss) from discontinued operation			$ 4,608
Teva [Member] | Ordinary shares [Member]
Disclosure of contingent liabilities [line items]
Number of shares repurchased	755,492
Percentage of future royalty payments	20.00%
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Revenues from sale or license	$ 30,600
Polyheal [Member]
Disclosure of contingent liabilities [line items]
Revenues from sale or license	$ 10,800
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products				3%
Royalty payments				$ 13,570
Maximum aggregate royalties paid in percentage				100.00%
Interest rate				12-month LIBOR